Note 38 - Structured Entities - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Structured Entities [Abstract]
Notional value of liquidity facilities and guarantees provided to consolidated funds	€ 1,200	€ 1,000
Notional related to positive replacement values of derivatives to unconsolidated structured entities	104,000	78,000
Notional related to negative replacement values of derivatives to unconsolidated structured entities	296,000	238,000
Notional related to off balance sheet commitments to unconsolidated structured entities	22,000	16,000
Total size of structured entities	2,168,000	1,878,000
Of which: From Funds	1,251,000	1,088,000
Total trading assets	12,200	11,000
Of which: [Abstract]
Securitizations	3,200	2,400
Funds structured entities		4,300
Loans consisting of investments in securitization tranches and financing to Third party funding entities	103,100	84,900
Other assets primarily consisting of prime brokerage receivables and cash margin balances	16,100	24,000
Gross revenues from sponsored entities where the Group did not hold an interest	254	134
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for securitization	3,200	1,400
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for repackaging and investment entities	€ 1,400	€ 1,200